RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and related party are as follows:

Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders.
Zhenjiang Daqo Solar Co. Ltd.(“Zhenjiang Daqo”)	An affiliated company which is 100% held by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company which is 100% held by Daqo Group
Xinjiang Daqo Investment Co., Ltd. ("Xinjiang Daqo Investment")	An affiliated company which is 100% held by Daqo Group before December 20,2018 and is 100% held by the Group since December 20,2018
Daqo New Material Co., Ltd. ("Daqo New Material")	An affiliated company which was 100% held by Daqo Group, and was consolidated by the Group as VIE on December 31, 2013
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company which is 100% held by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Klockner-Moeller Electrical Systems Co., Ltd. (“Zhenjiang Moeller”)	An affiliated company which is 100% held by Daqo Group
Nanjing Intelligent Apparatus Co., Ltd. (“Intelligent Apparatus”)	An affiliated company which is 100% held by Daqo Group
Shanghai Sailfar Electric Technology Co., Ltd. (“Daqo Sailfar”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo Kai-fan Electric Co., Ltd. ( “Jiangsu Daqo Kai-fan”)	An affiliated company which is 100% held by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. ( “Zhenjiang Electric”)	An affiliated company which is 100% held by Daqo Group
Jiangsu Daqo ETE Electronic Systerm Co., Ltd.(“Jiangsu Daqo ETE Electronic”)	An affiliated company which is 75% held by Daqo Group
Jiangsu Daquan Kai-fan Switchgear Co., Ltd (“Jiangsu Daquan Kai-fan Switchgear”)	An affiliated company which is 100% held by Daqo Group
Nanjing Yidian Huichuang information technology Co., Ltd (“Nanjing Yidian”)	An affiliated company which is 100% held by Daqo Group
Xinjiang Daqo Tianfu Thermoelectric Co., Ltd. ("Xinjiang Daqo Tianfu Thermoelectric")	A joint-venture which is 50% held by Xinjiang Daqo Investment
Nanjing Daqo Automation Technology Co., Ltd.("Nanjing Daqo Automation")	An affiliated company which is 100% held by Daqo Group

(2)	Related party balances:

The balances due from related parties of continuing operations mainly included the receivables from Xinjiang Daqo Tianfu Thermoelectric for investment fund as of December 31, 2018, which has been subsequently collected in January 2019. The balances due from related parties of discontinued operations mainly included the notes receivable from Zhenjiang Daqo for sales of wafer. The balances are as follows:

	December 31,
	2017	2018
Amounts due from related parties (continuing operations)
Xinjiang Daqo Tianfu Thermoelectric	$-	$629,495
Others	5,799	185,540
Total	$5,799	$815,035
Amounts due from related parties (discontinued operations)
Zhenjiang Daqo	$8,585,337	$1,453,800
Others	406,303	913,857
Total	$8,991,640	$2,367,657

The balances due to related parties – short-term portion of continuing operations mainly included payables to Chongqing Daqo Tailai for purchases of machines for polysilicon expansion as of December 31, 2018. The balances due to related parties – short-term portion of discontinued operations mainly included payables to Daqo New Material for rental expenses. The balances are payable on demand and are as follows:

	December 31,
	2017	2018
Amounts due to related parties – short term portion (continuing operations)
Chongqing Daqo Tailai	$494,954	$1,825,680
Others	1,342,166	434,327
Total	$1,837,120	$2,260,007
Amounts due to related parties – short term portion (discontinued operations)
Daqo New Material	$4,852,819	$5,314,587
Others	79,959	-
Total	$4,932,778	$5,314,587

The balance due to related parties – long-term portion of $16.9 million represents the consideration payables to Daqo Group for the acquisition of Xinjiang Daqo Investment as of December 31, 2018, which will be paid in two equal installments in 2020 and 2021.

(3)	Related party transactions:

The transactions with Daqo Group and its subsidiaries were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2016	2017	2018
Daqo Group	Proceeds from interest free loans	$-	$2,696,513	$25,744,800
	Repayment of interest free loans	10,974,807	2,696,513	36,648,480
	Repayment of interest bearing loans	15,059,000	15,495,451	-
	Interest charged	850,380	440,368	-
	Rental expense	27,997	37,756	38,633
Zhenjiang Daqo	Proceeds from interest free loans	-	-	10,903,680
	Sales	11,194,197	13,442,273	6,694,997
Daqo Solar	Proceeds from interest free loans	60,300,896	40,089,689	55,613,463
	Repayment of interest free loans	68,766,506	40,388,195	55,650,696
Nanjing Daqo Transformer	Purchase-Fixed assets	-	-	6,201,243
Xinjiang Daqo Investment	Proceeds from interest free loans	56,270,085	14,356,000	3,937,440
	Repayment of interest free loans	38,715,449	14,356,000	4,020,732
	Rental expense	890,168	874,858	895,192
Daqo New Material	Purchase-Fixed assets	-	7,390,693	-
	Proceeds from interest free loans	9,607,344	6,029,877	1,893,000
	Repayment of interest free loans	12,262,592	10,818,493	1,893,000
	Rental expense	993,894	976,800	499,752
Chongqing Daqo Tailai	Purchase-Fixed assets	3,534,248	715,361	8,240,830
	Income from sales of materials	-	-	15,899
	Income from disposal of fixed assets	-	-	478,565
	Proceeds from interest free loans	222,517	-	6,209,040
	Repayment of interest free loans	2,684,783	-	6,209,040
Jiangsu Daqo	Purchase-Fixed assets	-	-	1,326,634
Nanjing Daqo Electric	Purchase-Fixed assets	-	-	1,439,332
Zhenjiang Electric	Purchase-Raw material	-	-	331,353
Others subsidiaries under Daqo Group	Purchase-Fixed assets	2,120,768	80,240	296,887
	Purchase-Raw material	129,219	17,651	13,688
Total	Sales	$11,194,197	$13,442,273	$6,694,997
	Income from disposal of fixed assets	$-	$-	$478,565
	Income from sales of materials	$-	$-	$15,899
	Purchase-Fixed assets	$5,655,016	$8,186,294	$17,504,926
	Purchase-Raw material	$129,219	$17,651	$345,041
	Rental expense	$1,912,059	$1,889,414	$1,433,577
	Interest expense	$850,380	$440,368	$-
	Proceeds from related parties loans	$126,400,842	$63,172,079	$104,301,423
	Repayment of related parties loans	$148,463,137	$83,754,652	$104,421,948